SIGNIFICANT ACCOUNTING POLICIES - Measurement categories and the carrying value of the financial instruments under IAS 39 and IFRS 9 (Details) - PEN (S/) S/ in Thousands	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		S/ 25,986,762	S/ 22,168,516
Guarantee funds, reverse repurchase agreements and securities borrowings	S/ 7,480,420	4,288,524	4,082,942
Loans, net		91,481,200	86,898,040
Accounts receivable from reinsurers and coinsurers	715,553
Other Assets	1,759,125	5,458,470	5,123,036
Total financial assets	(164,228,539)
Total financial liabilities	139,747,905
IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Guarantee funds, reverse repurchase agreements and securities borrowings	7,480,420
Accounts receivable from reinsurers and coinsurers	715,695
Other Assets	1,759,125
Total financial assets	(164,444,879)
Total financial liabilities	139,633,721
Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	(164,228,539)
Loans and receivables [member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks	23,221,987
Guarantee funds, reverse repurchase agreements and securities borrowings	7,480,420
Loans, net	95,977,277
Premium and other policies receivable	656,829
Accounts receivable from reinsurers and coinsurers	715,695
Due from customers on acceptance	532,034
Other Assets	1,759,125
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets		(3,845,791)	(3,507,576)
At fair value through profit or loss | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	4,024,737
Financial assets designated at fair value through profit or loss	537,685
At fair value through profit or loss | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Investments	5,613,356
Held to maturity [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets			(4,069,015)
Held to maturity [Member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	4,413,373
Available for sale [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets			S/ (24,981,013)
Available for sale [Member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	24,423,891
Financial liabilities at fair value, class [member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	8,791,390
Financial liabilities at fair value, class [member] | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	8,791,390
Fair value hedges [member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives receivable	701,826
Fair value hedges [member] | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives receivable	701,826
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value through profit or loss	537,685
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		S/ (3,399,133)
Amortized cost [Member] | IAS 39 [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	130,842,331
Amortized cost [Member] | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks	23,221,987
Guarantee funds, reverse repurchase agreements and securities borrowings	7,480,420
Investments	4,411,637
Loans, net	95,770,509
Premium and other policies receivable	649,135
Accounts receivable from reinsurers and coinsurers	715,553
Due from customers on acceptance	532,034
Other Assets	1,759,125
Liabilities	130,956,515
At fair value through other comprehensive income (Debt instruments) | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Investments	22,181,733
At fair value through other comprehensive income (Designated equity instruments) | Effect of overlay approach reclassification [member]
Disclosure of detailed information about financial instruments [line items]
Investments	S/ 653,539